Gains on Derivative Instruments and Other Financial Items, Net-Financial Items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financing arrangement fees and other costs	$ (5,964)	$ (94)
Amortization of debt guarantee	1,341	1,326
Foreign exchange gain on terminated undesignated foreign exchange swaps	1,145	(496)
Others	(129)	(150)
Other financial items, net	$ (3,607)	$ 586